Derivative Instruments - Narrative (Details) MMcf in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) MBbls MMcf	Dec. 31, 2020 USD ($) MMcf MBbls
Derivative Instruments, Gain (Loss) [Line Items]
Maximum percentage of derivative liability	100.00%
Aggregate fair value of derivative instruments with credit-risk related contingencies	$ 594,900,000	$ 137,700,000
Collateral posted	$ 100,000	$ 21,100,000
Natural Gas Liquid Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Absolute quantities of derivative commodity instruments | MBbls	3,055	3,462
Aggregate fair value of derivative instruments with credit-risk related contingencies	$ 0	$ 0
Collateral posted	$ 147,700,000	$ 61,500,000
Cash Flow Hedging | Natural Gas
Derivative Instruments, Gain (Loss) [Line Items]
Absolute quantities of derivative commodity instruments | MMcf	2,184	1,955